             AIM TAX-FREE INTERMEDIATE FUND - CLASS A AND A3 SHARES

                          Supplement dated May 11, 2006
                      to the Prospectus dated July 29, 2005
              as supplemented December 8, 2005, December 23, 2005,
                 March 31, 2006, April 21, 2006 and May 8, 2006

      The Board of Trustees for the fund has approved modifying several of the fund's investment strategies. The effective date of these changes is July 20, 2006.

      First, the quality criteria for municipal debt securities purchased by the fund is changing. Currently, all municipal debt securities purchased by the fund must be high quality instruments. The Board has approved changing the criteria so that at least 80% of the municipal debt securities purchased by the fund are determined to be investment grade quality. In addition, up to 20% of the fund's assets may be invested in municipal debt securities which are determined to be below investment grade quality ("junk bonds").

      Second, the maturity limitations on individual securities and the overall investment portfolio are changing. Currently, each security must have a remaining maturity of ten and one-half years or less, and the fund must maintain a dollar-weighted average portfolio maturity of between three and seven and one-half years. The Board has approved eliminating the maturity limitation on individual securities, and changing the dollar weighted average portfolio maturity to between three and ten years.

      Accordingly, as of the effective date, the second paragraph in the section of the prospectus entitled "Investment Objective and Strategies" is hereby deleted in its entirety, and the fourth paragraph in the same section of the prospectus is hereby deleted in its entirety and replaced with the following paragraph:

      "At least 80% of the fund's assets will normally be invested in municipal debt securities that are determined to be of investment grade quality, because they meet one of the following quality criteria at the time of purchase: (1) securities rated within the four highest ratings for long-term municipal obligations by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Services (S&P) or have received a comparable rating from another nationally recognized statistical rating organization (NRSRO); (2) (a) securities rated within the three highest ratings for short-term municipal obligations by Moody's, or (b) securities rated within the two highest ratings for short-term municipal obligations by S&P, or (c) securities deemed by the portfolio managers to be of comparable quality to the securities set forth in 2(a) or 2(b); (3) securities guaranteed as to payment of principal and interest by the U.S. Government; (4) securities fully collateralized by an escrow of U.S. Government or other high-quality securities; or (5) unrated securities, if
      (a) other municipal securities of the same issuer are rated BBB or better by an NRSRO, or (b) they are deemed by the portfolio managers to be of comparable quality. Up to 20% of the fund's assets may be invested in municipal debt securities that are determined to be below investment grade quality because they are rated BB or lower by an NRSRO, or are determined by a portfolio manager to be of comparable quality to such rated securities. These types of securities are commonly known as "junk bonds." The fund will maintain a weighted average maturity of between three and ten years."

      In addition, as of the effective date, the first paragraph in the section of the prospectus entitled "Principal Risks of Investing in the Fund" is hereby deleted in its entirety and replaced with the following two paragraphs:

      "There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

      Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they may be unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk."

                          INSTITUTIONAL CLASS SHARES OF

                         AIM TAX-FREE INTERMEDIATE FUND

                          Supplement dated May 11, 2006
                      to the Prospectus dated July 29, 2005
              as supplemented December 8, 2005, December 23, 2005,
                        March 31, 2006 and April 21, 2006

      The Board of Trustees for the fund has approved modifying several of the fund's investment strategies. The effective date of these changes is July 20, 2006.

      First, the quality criteria for municipal debt securities purchased by the fund is changing. Currently, all municipal debt securities purchased by the fund must be high quality instruments. The Board has approved changing the criteria so that at least 80% of the municipal debt securities purchased by the fund are determined to be investment grade quality. In addition, up to 20% of the fund's assets may be invested in municipal debt securities which are determined to be below investment grade quality ("junk bonds").

      Second, the maturity limitations on individual securities and the overall investment portfolio are changing. Currently, each security must have a remaining maturity of ten and one-half years or less, and the fund must maintain a dollar-weighted average portfolio maturity of between three and seven and one-half years. The Board has approved eliminating the maturity limitation on individual securities, and changing the dollar weighted average portfolio maturity to between three and ten years.

      Accordingly, as of the effective date, the second paragraph in the section of the prospectus entitled "Investment Objective and Strategies" is hereby deleted in its entirety, and the fourth paragraph in the same section of the prospectus is hereby deleted in its entirety and replaced with the following paragraph:

      "At least 80% of the fund's assets will normally be invested in municipal debt securities that are determined to be of investment grade quality, because they meet one of the following quality criteria at the time of purchase: (1) securities rated within the four highest ratings for long-term municipal obligations by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Services (S&P) or have received a comparable rating from another nationally recognized statistical rating organization (NRSRO); (2) (a) securities rated within the three highest ratings for short-term municipal obligations by Moody's, or (b) securities rated within the two highest ratings for short-term municipal obligations by S&P, or (c) securities deemed by the portfolio managers to be of comparable quality to the securities set forth in 2(a) or 2(b); (3) securities guaranteed as to payment of principal and interest by the U.S. Government; (4) securities fully collateralized by an escrow of U.S. Government or other high-quality securities; or (5) unrated securities, if
      (a) other municipal securities of the same issuer are rated BBB or better by an NRSRO, or (b) they are deemed by the portfolio managers to be of comparable quality. Up to 20% of the fund's assets may be invested in municipal debt securities that are determined to be below investment grade quality because they are rated BB or lower by an NRSRO, or are determined by a portfolio manager to be of comparable quality to such rated securities. These types of securities are commonly known as "junk bonds." The fund will maintain a weighted average maturity of between three and ten years."

      In addition, as of the effective date, the first paragraph in the section of the prospectus entitled "Principal Risks of Investing in the Fund" is hereby deleted in its entirety and replaced with the following two paragraphs:

      "There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease; junk bonds are less sensitive to this risk than are higher-quality bonds. A municipality may default or otherwise be unable to honor a financial obligation. Revenue bonds are generally not backed by the taxing power of the issuing municipality.

      Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer and because they may be unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk."

                              AIM TAX-EXEMPT FUNDS

                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                          Supplement dated May 11, 2006
         to the Statement of Additional Information dated July 29, 2005 as supplemented July 29, 2005, August 31, 2005, October 5, 2005,
                      December 23, 2005, January 20, 2006,
                      February 24, 2006 and March 31, 2006

Effective July 20, 2006, the information in the eighth paragraph of the section entitled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - MUNICIPAL SECURITIES" on page 11 of the Statement of Additional Information shall be deleted in its entirety and replaced with the following:

            "AIM Tax-Free Intermediate Fund will maintain a dollar weighted average maturity of at least three years and not more than ten years. For purposes of this limitation, the maturity of an instrument will be considered to be the earlier of:

      (a) the stated maturity of the instrument; or

      (b) the date, if any, on which the issuer has agreed to redeem or purchase the instrument; or

      (c) in the case of a variable rate instrument, the next date on which the coupon rate is to be adjusted."

Effective July 20, 2006, the information in the tenth paragraph of the section entitled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - MUNICIPAL SECURITIES" on page 12 of the Statement of Additional Information shall be deleted in its entirety and replaced with the following:

      "Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

      AIM Tax-Free Intermediate Fund. At least 80% of the Fund's assets will normally be invested in Municipal Securities to be of investment grade because they meet one of the following quality criteria:

      (a) They are rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB), or have received a comparable rating from another NRSRO;

      (b) (1) They are rated within the THREE highest ratings for short-term municipal obligations by Moody's (MIG 1/VMIG 1/P-1,MIG 2/VMIG 2/P-2 or MIG 3/VMIG 3/P-3), (2) they are rated withing the two highest ratings for short-term municipal obligations by S&P (SP-1/A-1 or SP-2/A-2), or they have been deemed by the portfolio managers to be of comparable quality to the securities set forth in (b)(1) or (b)(2);

      (c) They are guaranteed as to payment of principal and interest by the U.
      S. Government;

      (d) They are fully collateralized by an escrow of U.S. Government or other high quality securities; or

      (e) Unrated securities, if (1) other municipal securities of the same issuer are rated BBB or better by an NRSRO, or (2) they are deemed by the portfolio managers to be of comparable quality."

Effective July 20, 2006, the information in the section entitled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - JUNK BONDS" on page 14 of the Statement of Additional Information shall be deleted in its entirety and replaced with the following:

            "JUNK BONDS. AIM Tax-Free Intermediate Fund may invest up to 20% of its total assets in Municipal Securities which are junk bonds, and the interest of which is exempt from federal income taxes (including the alternative minimum tax.). AIM High Income Municipal Fund will usually maintain, under normal market conditions, at least 65% of its assets in a diversified portfolio of Municipal Securities which are junk bonds, and the interest of which is exempt from federal income taxes (including the alternative minimum tax).

            Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

            Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues may be subordinated to other creditors of the issuer.

            The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

            The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities."

                              AIM TAX-EXEMPT FUNDS

                          INSTITUTIONAL CLASS SHARES OF

                         AIM TAX-FREE INTERMEDIATE FUND

                          Supplement dated May 11, 2006
         to the Statement of Additional Information dated July 29, 2005 as supplemented August 31, 2005, October 5, 2005, December 23, 2005
                               and March 31, 2006

Effective July 20, 2006, the information in the seventh paragraph of the section entitled "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - MUNICIPAL SECURITIES" on page 9 of the Statement of Additional Information shall be deleted in its entirety and replaced with the following:

            "AIM Tax-Free Intermediate Fund will maintain a dollar weighted average maturity of at least three years and not more than ten years. For purposes of this limitation, the maturity of an instrument will be considered to be the earlier of:

      (a) the stated maturity of the instrument; or

      (b) the date, if any, on which the issuer has agreed to redeem or purchase the instrument; or

      (c) in the case of a variable rate instrument, the next date on which the coupon rate is to be adjusted."

Effective July 20, 2006, the information in the eighth paragraph of the section entitled "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - MUNICIPAL SECURITIES" on page 9 of the Statement of Additional Information shall be deleted in its entirety and replaced with the following:

      "Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities".

            AIM Tax-Free Intermediate Fund. At least 80% of the Fund's assets will normally be invested in Municipal Securities to be of investment grade because they meet one of the following quality criteria:

      (a) They are rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB), or have received a comparable rating from another NRSRO;

      (b) (1) They are rated within the THREE highest ratings for short-term municipal obligations by Moody's (MIG 1/VMIG 1/P-1,MIG 2/VMIG 2/P-2 or MIG 3/VMIG 3/P-3), (2) they are rated within the two highest ratings for short-term municipal obligations by or S&P (SP-1/A-1 or SP-2/A-2), or (3) they have been deemed by the portfolio managers to be of comparable quality to the securities set forth in b(1) or b(2);

      (c) They are guaranteed as to payment of principal and interest by the U.
      S. Government;

      (d) They are fully collateralized by an escrow of U.S. Government or other high quality securities; or

      (e) Unrated securities, if (1) other municipal securities of the same issuer are rated BBB or better by an NRSRO, or (2) they are deemed by the portfolio managers to be of comparable quality."

Effective July 20, 2006, the following section will be added before the last paragraph in the section entitled "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS" on page 10 of the Statement of Additional Information:

            "JUNK BONDS. AIM Tax-Free Intermediate Fund may invest up to 20% of its total assets in Municipal Securities which are junk bonds, and the interest of which is exempt from federal income taxes (including the alternative minimum tax.). AIM High Income Municipal Fund will usually maintain, under normal market conditions, at least 65% of its assets in a diversified portfolio of Municipal Securities which are junk bonds, and the interest of which is exempt from federal income taxes (including the alternative minimum tax).

            Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

            Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues may be subordinated to other creditors of the issuer.

            The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

            The Funds may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities."

                                       2